BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended					1 Months Ended						1 Months Ended						1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 App Builder [Member]	Dec. 27, 2011 App Builder [Member]	Jul. 31, 2012 Comm It Group [Member]	Dec. 31, 2013 Comm It Group [Member]	Jul. 31, 2013 Comm It Group [Member]	Dec. 31, 2012 Comm It Group [Member]	Feb. 26, 2013 Pilat Europe Limited Ltd and Pilat North America Inc [Member]	May 31, 2013 Valinor Ltd [Member]	Dec. 31, 2013 Valinor Ltd [Member]	Nov. 30, 2013 Valinor Ltd [Member]	May 16, 2013 Valinor Ltd [Member]	May 25, 2014 Valinor Ltd [Member] Subsequent Event [Member]	Dec. 31, 2013 Valinor Ltd [Member] Subsequent Event [Member]	Jun. 30, 2011 Dario solutions IT Ltd [Member]	May 30, 2013 Dario solutions IT Ltd [Member]	Feb. 28, 2014 Dario solutions IT Ltd [Member] Subsequent Event [Member]	Dec. 31, 2013 Dario solutions IT Ltd [Member] Subsequent Event [Member]	May 30, 2013 Dario solutions IT Ltd [Member] Subsequent Event [Member]	Nov. 11, 2013 Allstates Technical Services, LLC [Member]	Dec. 31, 2011 Customer Relationships [Member] App Builder [Member]	Dec. 27, 2011 Customer Relationships [Member] App Builder [Member]	Dec. 31, 2011 Backlog [Member] App Builder [Member]	Dec. 27, 2011 Backlog [Member] App Builder [Member]	Dec. 31, 2011 Technology-Based Intangible Assets [Member] App Builder [Member]	Dec. 27, 2011 Technology-Based Intangible Assets [Member] App Builder [Member]
Equity Method Investment, Ownership Percentage								20.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage						80.00%
Business Acquisition Purchase Price Allocation Customer Relationships																								$ 4,430
Amortization Of Acquired Intangible Assets Term																							15 years		15 years		3 years 6 months
Business Acquisition Purchase Price Allocation Developed Technology																												2,138
Business Acquisition Purchase Price Allocation Backlog																										683
Business Acquisition Contingent Consideration Deferred Payment						2,751
Business Acquisitions Cost Of Acquired Entity Purchase Price										1,233
Business Acquisitions Cost Of Acquired Entity Cash Paid				140	12,565	4,990
Business Acquisitions Contingent Consideration At Fair Value						3,943
Business Combination, Consideration Transferred, Total			900			8,933					1,618						3,723
Business Combination Consideration Paid Transferred1												230		339				1,100				10,963
Business Combination Consideration Contingent On Operational Target													339	600	340	340			1,000	906	1,717
Business Acquisitions Contingent Consideration Potential Cash Payment						1,192
Business Acquisition Purchases Price Allocation Liabilities Assumed							1,522		4,031
Net Income (Loss) Attributable To Redeemable Noncontrolling Interest	$ 546	$ 184	$ 0			$ 1,750